RELATED PARTIES - Disclosure of information about key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee salaries and benefits	$ 2,336	$ 2,727
Share-based payments	5,068	2,572
Total compensation	$ 7,404	$ 5,299